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                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                        SUPPLEMENT DATED APRIL 30, 2007
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED APRIL 30, 2007

                                    AND THE

                           CLASS I SHARES PROSPECTUS
                              DATED APRIL 30, 2007

     The Prospectus is hereby supplemented as follows:

     The section entitled "PURCHASE OF SHARES" is supplemented with the following:

     In order to facilitate the management of the Fund's portfolio, the Fund's Board of Trustees has authorized management to suspend the continuous offering of its shares to new investors. As market conditions permit, the Fund may reopen its shares to new investors. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    REALSPT 4/07